Stock-based Compensation - Restricted Stock Unit Activity (Details) - Restricted Stock Units - $ / shares	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Number of RSUs
Outstanding, beginning balance (in shares)	1,662,999	1,441,354	1,230,726
Vested (in shares)	(1,425,209)	0	0
Granted (in shares)	5,519,278	306,368	899,956
Forfeited (in shares)	(317,332)	(84,723)	(689,328)
Outstanding, ending balance (in shares)	5,439,736	1,662,999	1,441,354
Weighted Average Grant Date Fair Value
Outstanding, beginning balance (in dollars per share)	$ 3.98	$ 3.94	$ 3.91
Vested (in dollars per share)	4.75	0	0
Granted (in dollars per share)	9.66	4.22	3.99
Forfeited (in dollars per share)	5.89	3.91	3.94
Outstanding, ending balance (in dollars per share)	$ 9.42	$ 3.98	$ 3.94